CONSOLIDATED STATEMENTS OF COMPREHENSIVE EARNINGS (UNAUDITED) (Parentheticals) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Other Comprehensive Earnings Parentheticals
Tax (expense) benefit on unrealized holding gain (loss) on available-for-sale securities	$ 399	$ 988	$ 2,251	$ 953
Tax on reclassification adjustment for gain on available-for-sale	$ 57	$ 12	$ 156	$ 103